Consolidated Statement of Partners' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Units [Member]	Class B Units [Member]	Subordinated Units [Member]	General Partner [Member]
Units, Outstanding, beginning of period at Dec. 31, 2013		57,078	145,333	135,384
Partners' equity, beginning of period at Dec. 31, 2013	$ 1,639,744	$ 711,771	$ (38,216)	$ 931,074	$ 35,115
General partner units, Outstanding, beginning of period at Dec. 31, 2013					6,894
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss	(410,036)	(119,175)	0	(282,660)	$ (8,201)
Distributions	(99,015)	$ (97,035)	0	0	(1,980)
Issuance of common units as compensation to non-management directors, units		2
Issuance of common units as compensation to non-management directors	36	$ 36	$ 0	$ 0	0
Units, Outstanding, end of period at Dec. 31, 2014		57,080	145,333	135,384
Partners' equity, end of period at Dec. 31, 2014	1,130,729	$ 495,597	$ (38,216)	$ 648,414	$ 24,934
General partner units, Outstanding, end of period at Dec. 31, 2014					6,894
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss	(318,891)	(92,688)	0	(219,825)	$ (6,378)
Distributions	(99,018)	$ (97,038)	0	0	(1,980)
Issuance of common units as compensation to non-management directors, units		4
Issuance of common units as compensation to non-management directors	111	$ 109	0	0	2
Amortization of beneficial conversion feature of Class B units	0	$ (233)	$ 787	$ (554)	0
Units, Outstanding, end of period at Dec. 31, 2015		57,084	145,333	135,384
Partners' equity, end of period at Dec. 31, 2015	$ 712,931	$ 305,747	$ (37,429)	$ 428,035	$ 16,578
General partner units, Outstanding, end of period at Dec. 31, 2015	6,894				6,894
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss	$ (171,195)	(49,763)	0	(118,008)	$ (3,424)
Distributions	(99,025)	$ (97,045)	0	0	(1,980)
Issuance of common units as compensation to non-management directors, units		25
Issuance of common units as compensation to non-management directors	343	$ 340	0	0	3
Amortization of beneficial conversion feature of Class B units	0	$ (29,567)	$ 99,685	$ (70,118)	0
Units, Outstanding, end of period at Dec. 31, 2016		57,109	145,333	135,384
Partners' equity, end of period at Dec. 31, 2016	$ 443,054	$ 129,712	$ 62,256	$ 239,909	$ 11,177
General partner units, Outstanding, end of period at Dec. 31, 2016	6,894				6,894